Operating Segments - Assets for Reportable Segments (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 26,094,258	$ 19,704,075	$ 20,457,768
Property plant and equipment, and intangible assets	1,917,164	2,060,709	2,426,638
Technology Development
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	14,902,005	10,208,433	13,342,725
Property plant and equipment, and intangible assets	1,198,066	1,217,083	1,868,235
Products and Licensing
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,192,253	9,495,642	7,115,043
Property plant and equipment, and intangible assets	$ 899,816	$ 1,132,101	$ 996,242